Acquisitions - Additional Information (Details) - USD ($) $ in Millions				3 Months Ended		5 Months Ended	6 Months Ended
	Mar. 24, 2025	Mar. 23, 2025	Jan. 16, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of detailed information about business combination [line items]
Investment ownership percentage							21.40%
Goodwill							$ 9,259		$ 9,256
Cash paid for the acquisition							$ 0	$ 568
LENSAR, Inc.
Disclosure of detailed information about business combination [line items]
Total consideration (up to)		$ 430
Aurion Biotech, Inc.
Disclosure of detailed information about business combination [line items]
Investment ownership percentage		40.30%
Ownership percentage in subsidiary	99.00%
Aurion Biotech, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of outstanding shares acquired	58.70%
Total acquisition date fair value of consideration	$ 486
Previously-held commercialization rights in intangible assets	36
Cash paid at closing	522
Goodwill	175
Cash paid for the acquisition	496
Previously-held investment in associated company	334
Equity interest remeasurement fair value gain					$ 136
Direct acquisition cost	$ 2
Reduction in net income from acquired business				$ 17
Cylite Pty Ltd.
Disclosure of detailed information about business combination [line items]
Percentage of outstanding shares acquired			91.20%
Total acquisition date fair value of consideration									123
Cash paid at closing									78
Goodwill			$ 90						90
Cash paid for the acquisition			72
Contingent consideration, maximum			10
Previously-held investment in associated company			14						$ 14
Equity interest remeasurement fair value gain					$ 6
Direct acquisition cost			$ 1
Reduction in net income from acquired business						$ 8